DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	CHINESEWORLDNET COM INC
Entity Central Index Key	0001145898
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	cwnof
Entity Common Stock, Shares Outstanding	10,950,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,771,661	$ 938,010
Available-for-sale securities [note 3]	650,823	500,825
Accounts receivable [note 4]	306,718	409,954
Receivable from a related party [note 10i]	43,946	6,547
Prepaid expenses and deposits	46,051	28,333
Deferred income tax assets [note 8]	56,328	72,464
Total current assets	2,875,527	1,956,133
Equipment [note 5]	36,519	50,521
Long term investments [note 6]	270,371	126,115
Deferred income tax assets [note 8]	0	38,450
Total assets	3,182,417	2,171,219
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	252,224	276,821
Due to related parties, non-interest bearing [note 10c]	31,613	2,128
Deferred revenue	136,651	105,724
Bank loans [note 7]	702,866	0
Total current liabilities	1,123,354	384,673
Stockholders' equity [note 9]
Common stock Authorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,226,339	4,179,538
Accumulated other comprehensive income	(9,351)	(3,786)
Deficit	(2,226,158)	(2,425,124)
Equity attributable to shareholders of the Company	2,001,780	1,761,578
Non-controlling interests	57,283	24,968
Total stockholders' equity	2,059,063	1,786,546
Total liabilities and stockholders' equity	3,182,417	2,171,219
Commitments [note 13]
Subsequent events [note 14]

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	100,000,000,000	100,000,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	10,950,000	10,950,000
Common stock, shares outstanding	10,950,000	10,950,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 10,700	$ 3,778,308	$ (2,613,870)	$ 81,481	$ 1,256,619	$ 92,443	$ 1,349,062
Balance (in shares) at Dec. 31, 2009	10,700,000
Stock based compensation	0	151,480	0	0	151,480	0	151,480
Conversion common shares from convertible debentures	250	249,750	0	0	250,000	0	250,000
Conversion common shares from convertible debentures (in shares)	250,000
Components of comprehensive income (loss):
Foreign currency translation adjustment	0	0	0	(85,267)	(85,267)	156	(85,111)
Net income (loss) for the year	0	0	188,746	0	188,746	107,858	296,604
Elimination of minority interest upon deconsolidation of CWN Capital	0	0	0	0	0	(175,489)	(175,489)
Balance at Dec. 31, 2010	10,950	4,179,538	(2,425,124)	(3,786)	1,761,578	24,968	1,786,546
Balance (in shares) at Dec. 31, 2010	10,950,000
Stock based compensation	0	140,042	0	0	140,042	0	140,042
Change of ownership in CWN china		(93,241)			(93,241)	93,241	0
Components of comprehensive income (loss):
Unrealized gain or loss on Available-for-sale securities				(2,550)	(2,550)		(2,550)
Foreign currency translation adjustment	0	0	0	(3,015)	(3,015)		(3,015)
Net income (loss) for the year	0	0	198,966	0	198,966	(60,926)	138,040
Balance at Dec. 31, 2011	$ 10,950	$ 4,226,339	$ (2,226,158)	$ (9,351)	$ 2,001,780	$ 57,283	$ 2,059,063
Balance (in shares) at Dec. 31, 2011	10,950,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,675,875	$ 1,733,329	$ 906,455
Expenses
Advertising and promotion	271,164	217,519	131,604
Audit and legal	63,962	67,322	60,731
Consulting fees	104,000	215,918	104,841
Depreciation	15,918	26,620	16,453
Directors' remuneration	12,000	12,000	8,000
Accretion on convertible debenture	0	(8,772)	21,845
Interest expense on long-term debt	0	2,500	15,000
Office and miscellaneous	74,077	60,568	65,386
Printing	26,245	11,533	34,481
Provision for bad and doubtful debts	55,917	16,242	12,031
Rent and operating	135,049	130,311	131,958
Salaries and benefits	635,260	514,508	553,819
Seminar operating expense	763	11,178	71,074
Stock based compensation	140,042	151,480	61,339
Telephone	27,339	28,404	28,268
Travel and entertainment	117,240	144,955	147,913
Operating expenses, total	(1,678,976)	(1,602,286)	(1,464,743)
Other income (loss)
Interest and sundry income	37,671	30,274	30,337
Gain (loss) on short term investment	(5,995)	41,315	0
Foreign exchange gain (loss) and other losses	(28,348)	100,996	125,742
Equity pick up	192,399	13,897	0
Loss on dilution of CWN Capital	0	(128,356)	0
Other income (loss), net	195,727	58,126	156,079
Income (loss) before income taxes	192,626	189,169	(402,209)
Deferred income tax recovery (expense)	(54,586)	107,435	0
Net income (loss) for the year	138,040	296,604	(402,209)
Other comprehensive income
Unrealized gain or loss on available -for-sale securities	(3,015)	0	0
Currency translation adjustments	(2,550)	(85,111)	43,727
Comprehensive income (loss)	132,475	211,493	(358,482)
Net income (loss) attributable to:
Common stockholders	198,966	188,746	(329,232)
Non-controlling interests	(60,926)	107,858	(72,977)
Net income (loss) for the year	138,040	296,604	(402,209)
Net comprehensive income (loss) attributable to:
Common stockholders	173,194	103,479	(288,031)
Non-controlling interests	(40,719)	108,014	(70,451)
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ 132,475	$ 211,493	$ (358,482)
Earning (loss) per share - basic (in dollars per share)	$ 0.01	$ 0.02	$ (0.03)
Earning (loss) per share - diluted (in dollars per share)	$ 0.01	$ 0.02	$ (0.03)
Weighted average number of common shares outstanding
- basic (in shares)	10,950,000	10,873,288	10,700,000
- diluted (in shares)	11,404,862	10,873,288	10,700,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss) for the year	$ 138,040	$ 296,604	$ (402,209)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	15,918	26,620	16,453
Accretion on convertible debenture	0	(8,772)	21,845
Deferred income tax recovery (expense)	54,586	(107,435)	0
Stock based compensation	140,042	151,480	61,339
Finder's fee revenue	0	(109,696)	0
Equity interest pick up	(144,257)	(13,897)	0
Gain on short term investment	0	(41,315)	0
Loss on dilution of CWN Capital	0	128,356	0
Changes in non-cash working capital items:
Accounts receivable	(91,634)	(109,805)	(118,085)
Prepaid expenses and deposits	(18,166)	8,391	14,445
Accounts payable and accrued liabilities	33,270	34,823	62,672
Income taxes	0	254	0
Deferred revenue	34,213	57,724	6,140
Net cash provided by (used in) operating activities	162,012	313,332	(337,400)
FINANCING ACTIVITIES
Short term loan	702,866	0	0
Due to related parties	0	(8,365)	0
Net cash provided by financing activities	0	(8,365)	0
INVESTING ACTIVITIES
Cash eliminated upon dilution of a subsidiary	0	(436,805)	0
Purchase of equipment	(1,084)	(1,786)	(39,974)
Short term investments	(172,886)	(500,821)	1,291,726
Net cash provided by (used in) investing activities	(173,970)	(939,412)	1,251,752
Effect of exchange rate changes on cash and cash equivalents	12,326	(86,628)	60,499
Increase (decrease) in cash and cash equivalents	833,651	(721,073)	974,851
Cash and cash equivalents, beginning of year	938,010	1,659,083	684,232
Cash and cash equivalents, end of year	1,771,661	938,010	1,659,083
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	2,500	15,000
Cash paid for income taxes	$ 0	$ 0	$ 0

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]

1. NATURE OF OPERATIONS

The Company was incorporated under the laws of Cayman Islands on January 12, 2000. On January 15, 2000 the Company acquired 100% of the issued and outstanding shares of NAI Interactive Ltd. (“NAI”), a company incorporated under the laws of British Columbia, Canada. The Company also has a dormant wholly-owned subsidiary ChineseWorldNet.com HK Limited (“CWN HK”) incorporated under the laws of Hong Kong.  ChineseWorldNet.com (Shanghai) Ltd. (“CWN China”) was incorporated under the laws of People’s Republic of China in April 2008. During the fiscal year 2011, the Company’s ownership interests in CWN China increased from 70% to 80% after CWN HK invested an amount of $400,000 to CWN China’s registered capital. CWN China has a wholly-owned subsidiary, Weihai Consulting Investment Ltd (“Weihai”), a company incorporated under the laws of People’s Republic of China in September 2009.

The Company’s business is to provide online internet services through its Chinese world-wide website. The online internet services comprise banner advertisements, web page hosting and maintenance, online promotion for customers, translation services, investment seminars, investment handbooks, website contest events, and subscription fees. The Company, through its subsidiary, NAI, is also in the business of providing investor relations and public relations (IR/PR) services to public companies.  The IR/PR services are comprised of investment conferences in North America and China, company road shows, investor outreach events, publication of industry related handbooks, online marketing through its proprietary website, and e-mail marketing. These services are considered as one segment based upon the Company’s organizational structure, the way in which these operations are managed and evaluated by management, the availability of separate financial results and materiality considerations.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has accumulated losses since its inception and requires additional funds to maintain and expand its intended business operations.  Management’s plans in this regard are to raise debt or equity financing as required which the Company has been able to finance the operations through a series of equity and debt financings and additional fund is still required to fund the Company’s anticipated business expansion.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  These consolidated financial statements do not include any adjustments that might result from this uncertainty.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly owned subsidiaries and subsidiaries which the Company owns 80% interests and its investment in CWN Capital Inc. All material inter-company accounts and transactions have been eliminated upon consolidation.

During the fiscal year 2011, CWN HK invested an amount of $400,000 to CWN China. As a result, through CWN HK, the Company now has an effective ownership of 80% equity interests in CWN China. The transaction was accounted for as an equity transaction and the non-controlling interest was adjusted to reflect the changes in the interest in CWN China.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, allowance for doubtful accounts, asset impairment, deferred income tax assets and liabilities and stock based compensation. Management makes its best estimate of the ultimate outcome of these items based on historical trends and other information available when the financial statements are prepared. Actual amounts may ultimately differ from those estimates.

Equipment

Equipment is recorded at cost, net of accumulated amortization.

Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:

Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

Cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. As at December 31, 2011, the Company held $1,771,661 [2010 - $938,010] in cash equivalents.

Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Advertising expenses

The Company expensed advertising costs as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $271,164, $217,519 and $131,604 respectively.

Income taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 109), Accounting for Income Taxes , which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in income tax rates is included in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

On January 1, 2007 the Company adopted FAS Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement No. 109 ("FIN 48")”, codified into ASC 740. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 describes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC 220 (formerly SFAS 130), Reporting Comprehensive Income , which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. The Company’s comprehensive income (loss) consists of net earnings (loss) for the year, foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, available for sale securities, accounts receivable, receivable from related parties, accounts payable and accrued liabilities, due to related parties and bank loans approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents, marketable funds and bank loans. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.  As at December 31, 2011, the Company had $Nil (2010 - $Nil) in a bank beyond insured limits.

Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of diverse customers. The Company does not require collateral or other security to support financial instruments subject to credit risk.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Available-for-sale securities

Available-for-sale securities represent securities and other financial instruments that are non- strategic and neither held for trading, nor held to maturity. Available-for-sale securities are recorded at market value. Unrealized holding gains and losses on available-for-sale securities are excluded from income and charged to Accumulated other comprehensive income as a separate component of stockholders’ equity until realized.

Non-monetary transactions

The Company entered into agreements for the supply of content for the Company’s websites in exchange for advertising, consisting primarily of links to the supplier’s websites.  The Company accounted for these transactions in accordance with ASC 845 (formerly Accounting Principles Board No. 29) Nonmonetary Transactions and with ASC 605-20 (formerly Emerging Issues Task Force No. 99-17)  Revenue Recognition .  No cash was exchanged between the parties in any of these transactions.  These transactions have been recorded at a zero value, being the carrying amount of the content supplied.

Revenue recognition

Revenue consists of two main sources:

1.	Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road show and forums, all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2.	Fees from membership subscriptions. These revenues are recognized over the term of the subscription.

Fees received in advance and require continuing performance obligation are deferred and recognized as revenue systematically over the period of services provided to customers.

Long-lived assets impairment

Long-term assets of the Company are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value has become impaired, in accordance with the guidance established in ASC 360 (formerly SFAS144), Property, Plant and Equipment . An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

·	Level one – Quoted market prices in active markets for identical assets or liabilities;

·	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

·	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2011 and 2010, the fair value of cash and cash equivalents and public traded securities, marketable funds and bank loans are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options are recognized in the balance sheets as level two per the fair value hierarchy.

Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share . Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

Accounts receivable

Accounts receivable are recorded at face value, less an allowance for doubtful accounts. The allowance for doubtful accounts is an estimate calculated based on an analysis of current business and economic risks, customer credit-worthiness, specific identifiable risks such as bankruptcies, terminations or discontinued customers, or other factors that may indicate a potential loss. The allowance is reviewed on a regular basis, at least annually, to ensure that it adequately provides for all reasonably expected losses in the receivable balances. An account may be determined to be uncollectible if all collection efforts have been exhausted, the customer has filed for bankruptcy and all recourse against the account is exhausted, or disputes are unresolved and negotiations to settle are exhausted. This uncollectible amount is written off against the allowance.  For the fiscal year 2011, the Company incurred an expense for bad debt and provision for allowance for doubtful accounts receivable in the amount of $55,917 (2010 - $16,242; 2009 – $12,031).

Newly adopted accounting pronouncements and new accounting pronouncements

In October 2009, the Financial Accounting Standards Board (the “FASB”) issued guidance related to revenue arrangements with multiple deliverables. Under the new guidance, when vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. Such guidance is to be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The adoption of this guidance did not have any effect on our consolidated financial statements.

In January 2010, the FASB issued new standards in the ASC 820, Fair Value Measurements and Disclosures, which requires reporting entities to make new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. ASU 2010-6 is effective for annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning after December 15, 2010. We do not anticipate that this update will have a material impact on our consolidated financial statements.  The Company adopted this guidance in the fiscal year 2010.  The adoption of this guidance did not have a material impact on the Company’s financial statements.

In February 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-09 Subsequent Event (Topic 855) Amendments to Certain Recognition and Disclosure Requirements . ASU 2010-09 removes the requirement for an SEC filer to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of GAAP. All of the amendments in ASU 2010-09 are effective upon issuance of the final ASU, except for the use of issued date for conduit debt obligors. The Company adopted this guidance in the fiscal year 2010.  The adoption of this guidance did not have a material impact on the Company’s financial statements.

In December 2010, the FASB amended its guidance related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more-likely-than-not that a goodwill impairment exists. In determining whether it is more-likely-than-not that a goodwill impairment exists, consideration should be made as to whether there are any adverse qualitative factors indicating that an impairment may exist. The adoption of the new accounting guidance is not expected to have a material impact on our consolidated financial statements.

In December 2010, the FASB amended its guidance related to business combinations entered into by an entity that is material on an individual or aggregate basis. These amendments clarify existing guidance that if an entity presents comparative financial statements that include a material business combination, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The requirements of the amended guidance are effective for us December 31, 2011 and early adoption is permitted. This disclosure-only guidance will not have a material impact on our results of operations, financial position or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, the Company will adopt those that are applicable under the circumstances.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating the impact of the adoption.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which is effective for annual reporting periods beginning after December 15, 2011. ASU 2011-05 will become effective for the Company on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The adoption of ASU 2011-05 is not expected to have a material impact on the Company’s financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued an Update to simplify how public entities test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount on a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely than-not threshold is defined as having a likelihood of more than 50 percent. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted including for annual and interim impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We will adopt the amendment effective beginning in the first quarter of 2012. The adoption of the new amendments is not expected to have a significant impact on our consolidated financial statements.

AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

3. AVAILABLE-FOR-SALE SECURITIES

Available –for –sale securities consist of marketable funds, marketable securities and stock options. On January 26, 2011, the Company received 300,000 stock options from Argex Mining Inc., which expire on July 26, 2012 with each stock option entitling to its holder to purchase one common share at C$0.495 which are vested 25% immediately and remaining 75% shall become vested on every 6 month from the grant date, provide that the Company still provide consultant services to the optioner.

During the fiscal year 2011, the Company exercised 75,000 stock options. As at December 31, 2011, the Company has 225,000 stock options outstanding. The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975

Available-for-sale securities consist of marketable securities and are summarized as follows:

	2011		2010
		Fair		Fair
		Market		Market
	Cost $	value $	Cost $	value $

Public traded securities	30,560	17,873	1,177	4
Marketable funds	609,234	629,082	500,445	500,821
Stock options	7,302	3,868	-	-
Total	647,096	650,823	501,622	500,825

The fair market value are measured using quoted prices in active market for the identical assets, the total fair market value is the published market price per unit multiplied by the number of units held without consideration of transaction costs.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Accounts Receivable Disclosure [Abstract]
Accounts Receivable Disclosure [Text Block]	4. ACCOUNTS RECEIVABLE
	December 31, 2011	December 31, 2010
Accounts receivable	362,635	287,105
Allowance for doubtful accounts	(55,917)	(16,242)
Total	306,718	270,863

EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. EQUIPMENT

		Accumulated	Net book
	Cost $	amortization $	value $

2011
Furniture and fixtures	35,419	27,889	7,530
Computer equipment	97,773	87,167	10,606
Leasehold improvement	26,642	26,642	-
Vehicle	36,387	18,004	18,383
	196,221	159,702	36,519
2010
Furniture and fixtures	35,830	25,613	10,217
Computer equipment	98,309	84,049	14,260
Leasehold improvement	25,674	25,674	-
Vehicle	35,066	9,022	26,044
	194,879	144,358	50,521

LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
Long Term Investment Disclosure [Abstract]
Long Term Investment Disclosure [Text Block]

6. LONG TERM INVESTMENTS

The Company previously had a wholly-owned subsidiary CWN Capital Inc. (“CWN Capital”), a company incorporated under the laws of British Virgin Islands in August 2009.  On December 18, 2010, the Company’s ownership interests were diluted to 23.8% upon CWN Capital Inc. issued 80,000 common shares to two companies controlled by two directors of the Company.  As the dilution has resulted in the Company losing a controlling interest, the Company deconsolidated CWN Capital on December 18, 2010 and recorded its interest in CWN Capital as an equity investment.

The dilution occurred on October 1, 2010 and December 18, 2010 when CWN Capital issued 25,000 and 55,000 common stocks at a price of $0.01 and $1.00 per share of its common stock to a company controlled by a director of the Company and another company controlled by another director of the Company, respectively.  The above issuance of CWN Capital common stocks diluted the Company’s ownership interest in CWN Capital down to 50% and 23.8%, respectively. Upon the issuance of 55,000 common stocks of CWN Capital on December 18, 2010, the Company has become a non-controlling shareholder, which the Company (the former parent) deconsolidated CWN Capital from its consolidated financial statements in accordance with ASC 810-10-65 (formerly SFAS 160 Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51), and subsequently the Company accounts for its investment in the CWN Capital under the equity method.

Pursuant to ASC 810-10-65 (formerly SFAS 160 Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51), upon the deconsolidation of CWN Capital, the Company’s retained non-controlling equity investment in the CWN Capital (former subsidiary) was initially measured at the estimated fair value of $112,218 as of December 18, 2010. As a result, the Company recognized a dilution loss of $128,356.

For the fiscal year 2010 consolidated financial statements, the Company included the operations of CWN Capital for the period from January 1, 2010 to December 17, 2010 and recorded an equity income of $13,897 for the period from December 18, 2010 to December 31, 2010, which resulted in a net investment of $126,115.

For the fiscal year 2011 consolidated financial statements, the Company recorded an equity income of $192,399 for the period from January 1, 2011 to December 31, 2011, which resulted in a net investment of $270,371as of December 31, 2011.

BANK LOANS	12 Months Ended
Dec. 31, 2011
Bank Loans Disclosure [Abstract]
Bank Loans Disclosure [Text Block]

7. BANK LOANS

Bank loans consisted of the following:

	2011		2010
From Financial institutions	Rate	Balance	Rate	Balance
EFG Bank of HongKong	1.27%-1.39%	$702,866	-	-
Total		$702,866	-	-

The above bank loans are secured by the Company’s total assets. As at December 31, 2011, all of the bank loans are fixed term and mature at various date within one year. These bank loans contain automatically renewal terms.

CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2011
Convertible Debenture Disclosure [Abstract]
Convertible Debenture Disclosure [Text Block]

8. CONVERTIBLE DEBENTURES

On March 1, 2007, convertible debentures were issued to an investor as a working capital of $250,000 with advances secured by an unregistered three-year convertible debenture, which are due on February 28, 2010. Simple interest accrues at 6% per annum on the amount of principal outstanding. The debentures are convertible into common shares of the Company upon the Company completing its registration statement with the relevant securities commission. The principal amount of this note may be converted at a conversion price to US$1.00 per share, in whole or in part, by the Holder at any time until the note is repaid in full by the Company. In connection with the issuance of the convertible debenture, the investor also received 75,000 warrants which are exercisable at any time between March 1, 2007 and February 28, 2010 at a price of $1.30 per share.  Each warrant converts into one common stock of the Company.

In accordance with ASC 470-20 (formerly EITF No. 00-27), Debt with Conversion and Other Options, the Company recorded $29,046, $29,047 and $191,907 to the share purchase warrants, beneficial conversion feature and convertible debt, respectively.

On February 24, 2010, the Company issued 250,000 common shares at the price of US$1.00 to the holder of a convertible note for the conversion of the convertible note.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

9. STOCKHOLDERS’ EQUITY

Common Stocks

On April 22, 2010, the Company issued 250,000 common stocks for the settlement of convertible debentures of $250,000.

Stock Options

On October 11, 2007, the Company granted key officers and directors 550,000 stock options, which expire on October 11, 2012 with each stock option entitling its holder to purchase one common share at $1.08, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

On June 10, 2010, the Company granted key officers and directors 1,090,000 stock options, which expire on June 10, 2015 with each stock option entitling its holder to purchase one common share at $0.60, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

As at December 31, 2011, the Company has 1,510,000 stock options outstanding:

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2009	495,000	$1.08
Forfeited	(45,000)	1.08
Granted	1,090,000	0.60
Balance, December 31, 2010	1,540,000	0.74
Forfeited	(30,000)	0.60
Granted	-	-
Balance, December 31, 2011	1,510,000	$0.74

Exercise price	Outstanding as at December 31, 2011			Exercisable as at December 31, 2011
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	450,000	$1.08	0.78	360,000	$1.08	0.78
0.60	1,060,000	0.60	3.44	206,000	0.60	3.44
	1,510,000	$0.74	2.65	566,000	$0.90	1.75

Exercise price	Outstanding as at December 31,2010			Exercisable as at December 31, 2010
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	450,000	$1.08	1.78	270,000	$1.08	1.78
0.60	1,090,000	0.60	4.44	-	-	-
	1,540,000	$0.74	3.67	270,000	$1.08	1.78

The fair value of each stock option granted in the fiscal year 2010 was calculated as $0.30. The Company recorded stock based compensation expense of $140,042 in fiscal year 2011 (2010- $151,480 and 2009-$61,339) for options granted in the previous years. The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

2010
Risk-free interest rate	2.65%
Expected life of options	5 years
Annualized volatility	76.71%
Dividend rate	0%

Share Purchase Warrants

A summary of share purchase warrants is as follows:

	Exercise Price	Number
Balance, December 31, 2009	1.30	75,000
Expired	1.30	(75,000)
Balance, December 31, 2010	$-	-

On February 28, 2010, all warrants expired unexercised.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

10. RELATED PARTY TRANSACTIONS

[a]	In 2011, the Company incurred $104,000 [2010 - $96,000 and 2009 - $96,000] in consulting fees to two companies related to a director of the Company, of which $20,000 was outstanding balance as at December 31, 2011.

[b]	In 2011, the Company paid $103,651 [2010 - $124,951 and 2009 - $110,383] salary to the senior officers of the Company.

[c]	As at December 31, 2011, the Company has non-interest bearing advances from a stockholder and director of $31,613 [2010 - $2,128].

[d]	Included in accounts payable, $13,287 [2010 - $12,252] was payable to directors and senior officers of the Company.

[e]	Included in accounts receivable, $387 [2010 - $4,601] was receivable from senior officers of the Company.

[f]	As at December 31, 2011, the Company provided an advance of $2,574 [2010 - $2,572] to a director as a prepaid expenses.

Chineseworldnet.Com Inc. & Subsidiaries

[g]	In 2011, the Company incurred $12,000 [2010 - $12,000 and 2009 - $8,000] in director fees, of which $Nil [2010 - $2,000] was outstanding as at December 31, 2011.

[h]	In 2011, the Company provided service for a total of $202,280 [2010 - $139,091 and 2009 - $Nil] to CWN Capital, of which $202,280 [2010 - $139,091] was outstanding and included in accounts receivable as at December 31, 2011.

[i]	Receivable from a related party in the amount of $43,946 [2010 - $6,547] represents costs incurred on behalf of CWN Capital by the Company.

Also see note 6.

All related party transactions were entered into in the normal course of business and are recorded at the exchange amount established and agreed to between the related parties.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

11. INCOME TAXES

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. NAI is a Canadian company and its income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate at 26.5%. CWN HK and CWN China are taxed at 16.5% and 25% based on the Hong Kong and Chinese tax laws. The reconciliation of the income tax expense is as follows:

	2011 $	2010 $	2009 $

Net Income (loss) for the year	192,626	189,168	(402,209)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Impact of foreign exchange movement	—	—	(2,437)
Foreign tax rate differential	8,477	1,678	(80,125)
Effect of tax change	6,818	15,032	—
Others	(11,461)	1,715	4,451
Deferred tax assets not previously recognized		(63,623)	—
Change in valuation allowance	50,752	(62,237)	78,111
Income tax expense (recovery)	54,586	(107,435)	—

Deferred income taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The significant components of deferred income tax assets (liabilities) are as follows:

	2011 $	2010 $	2009 $

Non-capital loss carryforwards	278,658	272,084	298,000
Equipment and furniture	472	918	6,700
Others	—	(2,376)	(4,600)
	279,130	270,626	300,100
Valuation allowance	(222,803)	(159,712)	(300,100)
Net deferred income tax assets	56,327	110,914	—

The Company has non-capital losses available for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital losses in the amount of $223,000 expire as follows:

$
2028	156,000
2029	67,000
223,000

The Company also has non-capital losses available for Chinese income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital losses in the amount of $898,000 expire as follows:

$
2012	196,000
2013	257,000
2014	234,000
2015	211,000
898,000

GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

12.  GEOGRAPHIC INFORMATION

The Company’s head office is located in Vancouver, British Columbia, Canada. The operations of the Company are primarily in two geographic areas: Canada and China. A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2011	Canada	China	Total

Revenue from external customers	$1,661,061	$14,814	$1,675,875
Net income (loss)	341,127	(203,087)	138,040
Total assets	$2,874,902	$307,515	$3,182,417

Year ended December 31, 2010	Canada	China	Total

Revenue from external customers	$1,684,766	$48,563	$1,733,329
Net income (loss)	686,113	(389,509)	296,604
Total assets	$1,988,406	$182,813	$2,171,219

COMMITMENTS	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

13. COMMITMENTS

Operating leases

The Company has entered into operating leases for automobile and office space. Minimum future rental payments under these leases are as follows:

$
2012	112,737
2013	95,236
2014	89,918
Total	297,881

Capital Commitments

According to the approval of the Administration Committee of Zhangjiang High-Tech Park of Shanghai on February 18, 2011, the total registered capital to ChineseWorldNet.com (Shanghai) Ltd. increased from RMB5,000,000 to RMB10,000,000. CWN HK is required to contribute the additional registered capital of RMB 5,000,000 by paying cash within two years from August 19, 2011. During the year ended December 31, 2011, CWN HK paid cash of $400,000 (RMB 2,581,573). As at December 31, 2011, the Company has capital commitment of RMB 2,418,427 ($380,717) to ChineseWorldNet.com (Shanghai) Ltd.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14.  SUBSEQUENT EVENTS

[a]	Subsequent to the year end, the Company entered into a new consulting agreement with Goldpac Investments Ltd., a company controlled by a director of the Company. The Company will be charged $22,500 per quarter for the consulting services from January 1 to December 31, 2012.

[b]	Subsequent to the year end, 150,000 stock options from Argex Mining Inc. have been exercised at C$0.495 and 75,000 stock options have been cancelled. As at April 11, 2012, the Company sold all exercised shares at an average price of C$0.883 with a proceed of C$130,975.00

COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2011
Comparative Figures Disclosurea [Abstract]
Comparative Figures Disclosure [Text Block]	15. COMPARATIVE FIGURES Certain of comparative figures have been reclassified to conform with the presentation adopted in the current period.